Merger with Navig8 Product Tankers Inc - Preliminary Purchase Price Allocation (Details) - USD ($) $ in Thousands	Sep. 01, 2017	Jun. 14, 2017
NPTI Vessel Acquisition [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		$ 6,180
Restricted cash		0
Trade receivables		3,330
Prepaid expenses and other assets		2,932
Inventories		299
Restricted cash - non-current		4,000
Vessels, net		158,500
Accounts payable and accrued expenses		(13,720)
Debt (current and non-current)		(113,856)
Redeemable Preferred Shares		0
Net assets acquired and liabilities assumed		47,665
Total purchase price consideration		42,248
Provisional (bargain purchase) / goodwill		$ (5,417)
NPTI September Closing [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 15,149
Restricted cash	13,641
Trade receivables	16,323
Prepaid expenses and other assets	19,940
Inventories	1,415
Restricted cash - non-current	6,380
Vessels, net	972,750
Accounts payable and accrued expenses	(2,966)
Debt (current and non-current)	(793,519)
Redeemable Preferred Shares	(39,495)
Net assets acquired and liabilities assumed	209,618
Total purchase price consideration	221,100
Provisional (bargain purchase) / goodwill	$ 11,482